Equity - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Profit from continuing operations	$ 4,070	$ 3,170
Non-controlling interests	(19)	47
Net basic and diluted profit attributable to shareholders of the company from continuing operations	4,089	3,123
Loss from discontinued operations	(772)	(255)
Profit (loss) attributable to Shareholders of the company	$ 3,317	$ 2,868
Weighted average shares outstanding (in shares)	526,718	532,340
Dilutive effect of share options (in shares)	9,136	7,931
Weighted average diluted shares outstanding (in shares)	535,854	540,271
Earnings per share from continuing operations
Basic earnings per share from continuing operations (in dollars per share)	$ 7.77	$ 5.87
Diluted earnings per share from continuing operations (in dollars per share)	7.63	5.78
Earnings (loss) per share from discontinued operations
Basic earnings (loss) per share from discontinued operations (in dollars per share)	(1,470,000)	(0.48)
Diluted earnings (loss) per share from discontinued operations (in dollars per share)	(1,470,000)	(0.48)
Basic earnings (loss) per share (in dollars per share)	6,300,000	5.39
Diluted earnings (loss) per share (in dollars per share)	$ 6,190,000	$ 5.31